Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventories
Schedule of inventories

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Current portion:
- Consumables and supplies	44,257	45,879	7,237

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	91,446	95,163	15,012
Total current and non-current inventories	135,703	141,042	22,249